Investment Objectives and Goals	Mar. 25, 2026
VistaShares Artificial Intelligence Supercycle ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Artificial Intelligence Supercycle ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Artificial Intelligence Supercycle ETF seeks long term capital appreciation.
VistaShares Electrification Supercycle ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Electrification Supercycle ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Electrification Supercycle ETF seeks long term capital appreciation.